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                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    06/30/1997


Institutional Investment Manager:

MUHLENKAMP & COMPANY
12300 PERRY HIGHWAY
WEXFORD                                           PA            15090


I REPRESENT THAT I AM AUTHORIZED TO SUBMIT THIS FORM AND
THAT ALL INFORMATION IN THIS FORM AND THE ATTACHMENTS TO IT
IS TRUE, CORRECT AND COMPLETE, AND I UNDERSTAND THAT ALL
REQUIRED ITEMS, STATEMENTS AND SCHEDULES ARE INTEGRAL PARTS
OF THIS FORM AND THAT THE SUBMISSION OF ANY AMENDMENT
REPRESENTS THAT ALL UNAMENDED ITEMS, STATEMENTS AND
SCHEDULES REMAIN TRUE, CORRECT AND COMPLETE AS PREVIOUSLY
SUBMITTED.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

/S/ JOHN H. KUNKLE  TREASURER  06/30/97

Muhlenkamp & Company
FORM 13F
June 30, 1997

                       Title                         Disc       Vote
                       of                                       Auth
Security               ClassCUSIP    mkt val  QuantitSole ShOtMgSolShare None


COMMON STOCK

A G C O Corp.          COM  001084102  4404141 122550  x           122550

AMR Corp.              COM  001765106  1850000  20000  x            20000

Aeroquip-Vickers Inc.  COM  896678109  2225475  47100  x            47100

Air Express Int'l      COM  009104100  3204983  80629  x            80629

Amer. Bankers Ins. Grp.COM  024456105  1527487  24150  x            24150

Armstrong World        COM  042476101  4182375  57000  x            57000

BE Aerospace Inc       COM  073302101   841225  26600  x            26600

Belmont Homes Inc.     COM  080381106   124437  18100  x            18100

Burlington Northern    COM  12189T104  3063929  34091  x            34091

Chase Manhattan Crp    COM  16161A108  1641133  16908  x            16908

Citicorp               COM  173034109  1603481  13300  x            13300

Computer Assoc Int'l   COM  204912109   911883  16375  x            16375

Conseco Inc.           COM  208464107  7777887 210213  x           210213

Deere & Co.            COM  244199105  1190787  21700  x            21700

Edwards, A. G.         COM  281760108  1948844  45587  x            45587

Fannie Mae             COM  313586109  4339117  99464  x            99464

Fidelity Nat'l Fin'l   COM  316326107   650850  38569  x            38569

Ford                   COM  345370100  4229400 111300  x           111300

Frontier Insurance     COM  359081106  6156831  95086  x            95086

General Electric       COM  369604103  2276040  35016  x            35016

Graco Inc.             COM  384109104  1937037  64300  x            64300

Green Tree Financial   COM  393505102  9553342 268164  x           268164

Griffon Corp.          COM  398433102  1445126 105580  x           105580

Idex Corp              COM  45167R104  2693625  81625  x            81625

Intel Corp             COM  458140100  1418125  10000  x            10000

J. P. Morgan           COM  616880100   224406   2150  x             2150

JLG Industries Inc.    COM  466210101  4289150 314800  x           314800

Lockheed Martin        COM  539830109  3237778  31264  x            31264



Page Total                            78948896
Loews Corp.            COM  540424108  3454312  34500  x            34500

Matthews Inter'l Corp. COM  577128101   423400  11600  x            11600

Mellon Bank            COM  585509102  6696550 148400  x           148400

Merck & Company        COM  589331107   217209   2123  x             2123

Merrill Lynch          COM  590188108  4483800  75200  x            75200

Mobil Corp.            COM  607059102   237575   3400  x             3400

Morgan Stanley Dean WitCOM  617446109   542587  12600  x            12600

NVR Inc.               COM  62944T105   335500  22000  x            22000

National City Corp.    COM  635405103  2506455  47742  x            47742

National RV Holdings   COM  637277104  3807812 243700  x           243700

Owens Corning Co       COM  69073F103   862500  20000  x            20000

Philip Morris          COM  718154107  6357840 143680  x           143680

Reliance Group HoldingsCOM  759464100  3503125 295000  x           295000

Royal Dut Pet          COM  780257705   435000   8000  x             8000

SCIOS Inc              COM  808905103   127500  20000  x            20000

Scotsman Inds. Inc.    COM  809340102   627000  22000  x            22000

Southwest SEC Inc.     COM  845224104  2661750 136500  x           136500

Stanley Furniture      COM  854305208  2994687 129500  x           129500

Sunamerica Inc.        COM  866930100  6322875 129700  x           129700

Superior Industries    COM  868168105  1328869  50146  x            50146

Travelers Inc.         COM  894190107   542337   8600  x             8600

Vesta                  COM  925391104  3589750  83000  x            83000

Winsloew Furniture     COM  975377102  1913680 174965  x           174965

                                     ----------------
                                     132921011

                                     ----------------
GRAND TOTAL                          132921011
                                     ================

                                     ----------------
Page Total                            53972115


Name, Title and Telephone Number of Person Submitting Report:

    JOHN H KUNKLE                  TREASURER                    4129355520


Signature, Place and Date of Signing:

/s/ JOHN H KUNKLE                  WEXFORD                      PA    07/08/1997

                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE

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